Interests in Other Entities	12 Months Ended
Dec. 31, 2021
Disclosure of interests in other entities [text block] [Abstract]
INTERESTS IN OTHER ENTITIES:

NOTE 2 - INTERESTS IN OTHER ENTITIES:

Set forth below are details regarding the Company’s subsidiaries as of December 31, 2021:

Name of company	In this report	Principal place of business	Nature of business activities	Percentage held directly by the Company	Rate of shares held by the Company
Safe-T Data A.R Ltd.	Safe-T	Israel	Enterprise cybersecurity solutions	100%	100%
Safe-T USA Inc.	Safe-T Inc	USA	Enterprise cybersecurity solutions	-	100%
NetNut Ltd.	NetNut	Israel	Enterprise privacy solutions	100%	100%
NetNut Networks LLC (1)	NNNW	USA	Enterprise privacy solutions	-	100%
CyberKick Ltd. (2)	CyberKick	Israel	Consumer cybersecurity and privacy solutions	100%	100%
Spell Me Ltd. (2)	Spell Me	Seychelles	Consumer cybersecurity and privacy solutions	-	100%
iShield Inc. (2)	iShield	USA	Consumer cybersecurity and privacy solutions	-	100%

(1)	Acquired on December 8, 2020. Formally known as Chi Cooked LLC. See Note 16.
(2)	Acquired on July 4, 2021. See Note 16.